Financing Receivable, Net - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Notes And Loans Receivable [Line Items]
Financing receivable, charged-off	¥ 791,046	¥ 912,260	¥ 1,078,705
Financing receivables, non-accrual status	210,000	76,700
Interest and late payment fees earned from non-accrual financing receivables	107,000	136,000	¥ 78,800
Loan VII
Accounts Notes And Loans Receivable [Line Items]
Collateral amount	734,000	1,193,000
Installment Purchase Loans
Accounts Notes And Loans Receivable [Line Items]
Financing receivable, charged-off	¥ 4,162,000	¥ 3,594,000
Maximum
Accounts Notes And Loans Receivable [Line Items]
Installment purchase loans and personal installment loans original term	3 years